Third party lease commitments	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Third party lease commitments

Note 11. Third party lease commitments

Rental Income—We act as a lessor and lease properties we own to third parties, which are primarily operated as restaurants. These leases are accounted for as operating leases and mature on various dates through 2039. The leases provide for minimum and contingent rental income based on a percentage of the lessee’s annual sales in excess of stipulated amounts.

As of December 31, 2013, approximate future minimum rental income to be received under non-cancelable operating leases, in excess of one-year, is as follows:

Year ending December 31,	Operating lease income

(In thousands)
2014	$4,480
2015	4,236
2016	3,772
2017	3,214
2018	2,758
Thereafter	5,423

$23,883

Total rental revenue was approximately $3.8 million, of which $0.3 million related to contingent rents, for the year ended December 31, 2013. Total rental revenue was approximately $4.5 million, of which $0.3 million related to contingent rents, for the year ended December 31, 2012. Total rental revenue was approximately $4.6 million, of which $0.3 million related to contingent rents, for the year ended December 31, 2011. Rental revenue is included within other hotel revenues.

Rental Expense—We maintain ground lease arrangements with third parties for certain hotel properties that contain contingent rent provisions based upon the respective hotel’s revenues. Many of these lease agreements contain renewal options at fair market value at the conclusion of the initial lease terms. The leases extend for varying periods through 2096.

Year ending December 31,	Operating ground lease commitments

(In thousands)
2014	$3,489
2015	3,451
2016	3,482
2017	3,100
2018	2,906
Thereafter	94,921

$111,349

Total rent expense for ground leases included in other lodging and operating expenses was approximately $3.7 million, of which $0.1 million related to contingent rents, for the year ended December 31, 2013. Total rent expense was approximately $3.7 million, of which $0.2 million related to contingent rents, for the year ended December 31, 2012. Total rent expense was approximately $3.6 million, of which $0.1 million related to contingent rents, for the year ended December 31, 2011.